Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Cash and Bank Balances

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000
Non-current
Long-term bank deposits (i)	—	70,000	11,060

Current
Cash and cash equivalents	3,653,914	5,390,324	851,633
Short-term bank deposits (ii)	363,043	514,074	81,220
Restricted cash	36,000	54,809	8,659

	4,052,957	5,959,207	941,512

Cash and bank balances	4,052,957	6,029,207	952,572

Note:

(i)

In 2017, YMMC placed two-year time deposits of RMB 70,000 (US$11,060) (2016: RMB Nil) at annual interest rate range from 2.94% to 3.15% with banks. These long-term deposits are not considered as cash equivalents.

(ii)

Short-term bank deposits relate to bank deposits with initial maturities of more than three months and subject to more than insignificant risk of changes in value upon withdrawal before maturity. The interest rate of these bank deposits as of December 31, 2017 for the Group ranged from 1.01% to 1.97% (2016: 0.83% to 1.76%). These short-term bank deposits are not considered as cash equivalents.